Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income as per deferred tax related to the origin and reversal of temporary differences	$ 13,622,576	$ 6,881,063	$ (8,160,347)
Prior year adjustments	487,424	1,574,181	(1,390,633)
Effect of change in tax rates	(374,389)	0	0
Tax benefits (loss)	(2,447,694)	5,474,838	11,804,310
Total deferred tax expense	11,287,917	13,930,082	2,253,330
Current tax expense	(95,200,176)	(48,572,545)	(43,516,068)
Prior period adjustments	1,282,486	(765,957)	1,286,824
Total expenses (income) for current taxes	(93,917,690)	(49,338,502)	(42,229,244)
(Loss) Income from income tax	$ (82,629,773)	$ (35,408,420)	$ (39,975,914)